INVESTMENT PROPERTIES - Valuation of Investment Properties (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	9.50%	7.90%
Terminal capitalization rate (percent)	7.00%
Commercial properties | Discounted cash flow | Core Office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.90%	7.00%
Terminal capitalization rate (percent)	5.60%	5.60%
Investment horizon (yrs.)	12 years	12 years
Commercial properties | Discounted cash flow | Core Office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.90%	5.90%
Terminal capitalization rate (percent)	5.20%	5.20%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Core Office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.60%	6.80%
Terminal capitalization rate (percent)	5.70%	5.90%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Core Office | Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.20%	4.60%
Terminal capitalization rate (percent)	3.80%	4.10%
Investment horizon (yrs.)	10 years	11 years
Commercial properties | Discounted cash flow | Core Office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.60%	7.90%
Terminal capitalization rate (percent)	7.00%	7.40%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Core Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.00%	6.70%
Terminal capitalization rate (percent)	5.30%	5.40%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | LP Investments - Office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	9.70%	10.00%
Terminal capitalization rate (percent)	7.20%	7.30%
Investment horizon (yrs.)	7 years	7 years
Commercial properties | Discounted cash flow | LP Investments Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	8.70%	8.80%
Terminal capitalization rate (percent)	7.00%	7.30%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Mixed-Use
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.30%	7.60%
Terminal capitalization rate (percent)	5.20%	5.40%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Direct capitalization | Logistics
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	0.00%	5.80%
Commercial properties | Direct capitalization | Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.90%	5.10%
Commercial properties | Direct capitalization | Triple Net Lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.20%	6.30%
Commercial properties | Direct capitalization | Self-storage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	0.00%	5.60%
Commercial properties | Direct capitalization | Student Housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.90%	5.80%
Commercial properties | Direct capitalization | Manufactured Housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.80%	5.50%